LEASES (Schedule of leases) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 308	$ 136	$ 624	$ 327	$ 1,221	$ 316
Short-term lease expense	62	82	135	233	396	14
Total lease expense	370	218	759	560	1,617	330
Other Information
Operating cash flows from operating leases	356	216	720	489	1,180	256
ROU assets obtained in exchange for new operating lease liabilities	$ 0	$ 2,097	$ 97	$ 2,825	$ 2,919	$ 1,233
Weighted-average remaining lease term in years for operating leases	3 years 4 months 24 days	4 years 6 months	3 years 4 months 24 days	4 years 6 months	3 years 6 months	3 years 3 months 18 days
Weighted-average discount rate for operating leases	7.70%	8.10%	7.70%	8.10%	790.00%	900.00%